COLUMBIA FUNDS SERIES TRUST I



                 Columbia Blended Equity Fund                                 Columbia Pacific/Asia Fund
                      Columbia Bond Fund                                Columbia Select Large Cap Growth Fund
                Columbia Emerging Markets Fund                            Columbia Select Opportunities Fund
          Columbia Energy and Natural Resources Fund                        Columbia Select Small Cap Fund
              Columbia International Growth Fund                        Columbia Short-Intermediate Bond Fund
                  Columbia Mid Cap Core Fund                            Columbia Value and Restructuring Fund


                 (Each, a "Fund" and collectively, the "Funds")

                         Supplement to the Prospectuses,
                            each dated August 1, 2008


Effective January 12, 2009, the Administrator has discontinued its arrangement to voluntarily waive 0.05% of the fees payable to it by the Funds. Accordingly, within the section in each Fund's prospectuses entitled "Fees and Expenses", the footnote to the "Annual Fund Operating Expenses" table referencing this voluntary waiver arrangement by the Administrator is deleted in its entirety.










        Shareholders should retain this Supplement for future reference.









INT-47/2550-0109

                          COLUMBIA FUNDS SERIES TRUST I

                              Columbia Income Fund
                                  (the "Fund")

            Supplement to the Class A, Class B and Class C Prospectus
                              dated August 1, 2008


Effective January 1, 2009, the Advisor has implemented a new voluntary reimbursement arrangement. Accordingly, within the section entitled "Fees and Expenses", the following footnote to the "Total annual Fund operating expenses" line is added to the "Annual Fund Operating Expenses" table referencing this new voluntary reimbursement arrangement by the Advisor:

Effective January 1, 2009, the Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.70% of the Fund's average daily net assets on an annualized basis. If the reimbursement was reflected in the table, the total annual Fund operating expenses would be 0.95%, 1.70% and 1.70% for Class A, Class B and Class C shares, respectively. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.


In addition, footnote (f) to the "Annual Fund Operating Expenses" table is revised as follows:

(f) The Distributor has voluntarily agreed to waive a portion of the distribution and service fees for Class C shares. If this waiver were reflected in the table along with the Advisor's voluntary reimbursement arrangement, the distribution and service fees for Class C shares would be 0.85% and the total annual Fund operating expenses for Class C shares would be 1.55%. The Distributor, in its discretion, may revise or discontinue this arrangement at any time.





        Shareholders should retain this Supplement for future reference.



INT-47/2562-0109

                          COLUMBIA FUNDS SERIES TRUST I

                              Columbia Income Fund
                                  (the "Fund")

                      Supplement to the Class Z Prospectus
                              dated August 1, 2008


Effective January 1, 2009, the Advisor has implemented a new voluntary reimbursement arrangement. Accordingly, within the section entitled "Fees and Expenses", the following footnote to the "Total annual Fund operating expenses" line is added to the "Annual Fund Operating Expenses" table referencing this new voluntary reimbursement arrangement by the Advisor:

Effective January 1, 2009, the Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.70% of the Fund's average daily net assets on an annualized basis. If the reimbursement was reflected in the table, the total annual Fund operating expenses would be 0.70%. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.












        Shareholders should retain this Supplement for future reference.






INT-47/2563-0109

                          COLUMBIA FUNDS SERIES TRUST I

                        Columbia International Stock Fund
                                  (the "Fund")

                 Supplement to the Class A, Class B and Class C
                  Prospectus dated January 1, 2009, as revised
                   January 7, 2009, and the Class Z Prospectus
                              dated January 1, 2009


Effective January 12, 2009, the Transfer Agent has discontinued its arrangement to voluntarily waive fees up to 0.10% of the Fund's average daily net assets payable to it by the Fund. Also effective January 1, 2009, the Advisor has implemented a new voluntary reimbursement arrangement. Accordingly, within the section entitled "Fees and Expenses", the footnote to the "Annual Fund Operating Expenses" table referencing the voluntary waiver arrangement by the Transfer Agent is deleted in its entirety and replaced with the following footnote relating to a new voluntary reimbursement arrangement by the Advisor:

Effective January 1, 2009, the Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.15% of the Fund's average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.











        Shareholders should retain this Supplement for future reference.






INT-47/2727-0109